Stockholders' Equity (Details 2) $ in Millions	12 Months Ended
Oct. 31, 2015 USD ($)
Components of accumulated other comprehensive income, net of taxes
Balance	$ 26,731
Balance	27,768
Change in unrealized gains (losses) on available-for-sale securities
Components of accumulated other comprehensive income, net of taxes
Balance	81
Other comprehensive (loss) income before reclassifications	(15)
Balance	66
Separation of Hewlett Packard Enterprise	(55)
Change in net unrealized components of cash flow hedges
Components of accumulated other comprehensive income, net of taxes
Balance	108
Other comprehensive (loss) income before reclassifications	797
Reclassifications of (gains) losses into earnings	(944)
Balance	(39)
Separation of Hewlett Packard Enterprise	(68)
Change in unrealized components of defined benefit plans
Components of accumulated other comprehensive income, net of taxes
Balance	(5,376)
Other comprehensive (loss) income before reclassifications	(404)
Reclassifications of (gains) losses into earnings	425
Balance	(5,355)
Separation of Hewlett Packard Enterprise	4,230
Change in cumulative translation adjustment
Components of accumulated other comprehensive income, net of taxes
Balance	(694)
Other comprehensive (loss) income before reclassifications	(280)
Balance	(974)
Separation of Hewlett Packard Enterprise	974
Accumulated Other Comprehensive (Loss) Income
Components of accumulated other comprehensive income, net of taxes
Balance	(5,881)
Other comprehensive (loss) income before reclassifications	98
Reclassifications of (gains) losses into earnings	(519)
Balance	(6,302)
Separation of Hewlett Packard Enterprise	$ 5,081